PROSPECTUS

December 5, 2025

NEOS Long/Short Equity Income ETF (NLSI)

a series of NEOS ETF Trust

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Information — NEOS Long/Short Equity Income ETF

Investment Objective

The NEOS Long/Short Equity Income ETF (the “Fund”) seeks to generate high monthly income with the potential for equity appreciation.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, sell, and hold shares of the Fund (“Shares”). Future expenses may be greater or less. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.98%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	1.91%
Total Annual Fund Operating Expenses	2.89%

(1)	Other Expenses are comprised of dividend, interest and brokerage expenses on short positions and are based on estimated amounts for the Fund’s current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year	Expenses
1	$292
3	$895

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses table or in the Example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations, the portfolio turnover rate is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective pursuant to an equity long / short strategy whereby the Fund takes both long and short positions in mid- and large cap U.S. exchange-traded equity securities while also employing an options strategy to generate high monthly income. The Fund defines equity securities as common stock, preferred stock, and ETFs that invest primarily in the preceding (collectively, referred to as “equities”).

Long/Short Strategy

The adviser utilizes a proprietary investment process and publicly available information to identify equities with the best expected returns for the long portfolio and equities with the lowest expected returns for the short portfolio.

Long Portfolio

The long portfolio of the Fund will be comprised of equity positions in approximately 30 listed companies. The Fund is not limited with respect to the size of a position in a single issuer of equities; however, the Fund generally limits any single position to a range from 3% to 7% of the Fund’s total assets. When taking a long position, the adviser relies on a bottom-up approach to determine whether and when to buy and sell equities. The adviser selects equities that in its view have the best expected returns based on a mixture of factors including quality of management of the issuer, earnings and cash flow of the issuer, shareholder yield or projected yield, balance sheet strength, trading patterns for companies, and certain trends that are expected to impact sectors and/or companies. Generally, after the Fund sells a portfolio security, it will not purchase the same security for the Fund for at least 30 days.

Short Portfolio

The short portfolio of the Fund will be comprised of positions in approximately 30 listed companies. The Fund is not limited with respect to the size of a position in a single issuer; however, the Fund generally limits its short positions in a single issuer to a range of 1.5% to 3% of the Fund’s total assets. The Fund generally takes a short position in a company’s equities when such company has the opposite characteristics the adviser considers for long positions—poor cash flow, weak balance sheets, adverse conditions impacting a sector, and other factors that indicate negative performance.

The Fund maintains a short position in a given company until the adviser’s proprietary process indicates a positive or less negative fundamental factor or outlook for the company, the company’s sector, or the market in general has changed or the proprietary process indicates a better opportunity for shorting the equity of another company is available.

Long/Short Mix

The Fund seeks to maintain gross exposure (the market value of the Fund’s long positions plus the market value of the Fund’s short positions) at least at 80% and, under normal circumstances, anticipates exposure will remain fixed at 120% long and 55% short. The adviser rebalances the long/short strategy weekly based on proprietary indicators but may rebalance more frequently to reduce company or industry specific concentration or other risks.

On a day-to-day basis, for investment purposes and to cover its short position, the Fund may hold cash, cash-like instruments, or high-quality short term fixed income securities including U.S Government securities, money market instruments, repurchase agreements, corporate debt securities (e.g., commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality), and/or ETFs that invest in any of the preceding types of instruments.

Options Strategy

The Fund’s option strategy seeks to generate monthly income for the Fund in addition to the yield it receives from the long/short strategy. The options strategy utilizes a “put spread” consisting of the sale of exchange listed put options (“Short Puts”) with a notional value up to 100% of the Fund’s net assets and the purchase of put options (“Long Puts”). The adviser may actively manage the written and purchased SPX put options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® Index. The SPX options strategy is intended to generate high monthly income in a tax efficient manner. The Fund seeks tax efficient returns by utilizing index options that receive favorable tax treatment under Internal Revenue Code rules because they qualify as “Section 1256 Contracts.” Under these rules, each section 1256 contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, gains or losses on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options. Opportunistically, the Fund may seek to take advantage of tax loss harvesting opportunities on the SPX put options.

The Fund’s options strategy is designed to seek to generate a positive return in rising and flat equity markets and may generate a positive return in equity markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equities. For purposes of the 80% test, “equities” also includes options on common or preferred stock and options on an equity index.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Principal Risks of Investing in the Fund

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Short Selling Risk. If a security sold short, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Model Risk. Like all quantitative analysis, the investment model used by the Adviser carries a risk that the used might be based on one or more incorrect assumptions, including as a result of the Adviser’s incorrect assumptions and determinations with respect to the quality and/or relevance of the inputs and relationship between the inputs. If the model or data used by the Adviser are incorrect or incomplete, any decision the Adviser makes in reliance thereon may lead the Fund to include or exclude certain securities in its portfolio that would have otherwise been included or excluded if the model or data was correct or complete. Rapidly changing and unforeseen market dynamics could lead to a decrease in the short-term effectiveness of the model and could have an adverse effect on the securities selected for the Fund. No assurance can be given that the Fund will be successful under all or any market conditions.

Derivatives Risk. Options are a derivative investment. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premiums) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. The Fund’s options also may fail to track the performance of their underlying reference asset, which may limit the effectiveness of the Fund’s strategy. The potential loss from written options can exceed the Fund’s initial investment in such options and could be unlimited.

Absence of Prior Active Market Risk. While the Fund’s Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to limit damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund’s NAV to the extent not offset by a transaction fee payable by an AP.

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of a security or instrument value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on financial markets worldwide.

Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third- party service providers.

Performance

The Fund is new, and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.neosfunds.com.

Management

Investment Adviser

NEOS Investment Management, LLC

Portfolio Managers

Garrett Paolella, Managing Partner and Portfolio Manager of the Adviser, since December, 2025

Troy Cates, Managing Partner and Portfolio Manager of the Adviser, since December, 2025

Mr. Cates and Mr. Paolella are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Purchase and Sale of Fund Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in a large, specified number of Shares each called a “Creation Unit,” or multiples thereof, and only with authorized participants (“Authorized Participants”) which have entered into contractual arrangements with the Fund’s distributor (“Distributor”). Creation Unit transactions are typically conducted in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or cash.

Investors

Individual Shares of the Fund may only be purchased and sold on a national securities exchange through brokers. Shares of the Fund are listed on the Exchange and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealer and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund

Investment Objective

The Fund seeks to generate high monthly income with the potential for equity appreciation.

Additional Information About Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective pursuant to an equity long / short strategy whereby the Fund takes both long and short positions in mid- and large cap U.S. exchange-traded equity securities while also employing an options strategy to generate high monthly income. The Fund defines equity securities as common stock, preferred stock, and ETFs that invest primarily in the preceding (collectively, referred to as “equities”).

Long/Short Strategy

The adviser utilizes a proprietary investment process and publicly available information to identify equities with the best expected returns for the long portfolio and equities with the lowest expected returns for the short portfolio.

Long Portfolio

The long portfolio of the Fund will be comprised of equity positions in approximately 30 listed companies. The Fund is not limited with respect to the size of a position in a single issuer of equities; however, the Fund generally limits any single position to a range from 3% to 7% of the Fund’s total assets. When taking a long position, the adviser relies on a bottom-up approach to determine whether and when to buy and sell equities. The adviser selects equities that in its view have the best expected returns based on a mixture of factors including quality of management of the issuer, earnings and cash flow of the issuer, shareholder yield or projected yield, balance sheet strength, trading patterns for companies, and certain trends that are expected to impact sectors and/or companies. Generally, after the Fund sells a portfolio security, it will not purchase the same security for the Fund for at least 30 days.

Short Portfolio

The short portfolio of the Fund will be comprised of positions in approximately 30 listed companies. The Fund is not limited with respect to the size of a position in a single issuer; however, the Fund generally limits its short positions in a single issuer to a range of 1.5% to 3% of the Fund’s total assets. The Fund generally takes a short position in a company’s equities when such company has the opposite characteristics the adviser considers for long positions—poor cash flow, weak balance sheets, adverse conditions impacting a sector, and other factors that indicate negative performance.

The Fund maintains a short position in a given company until the adviser’s proprietary process indicates a positive or less negative fundamental factor or outlook for the company, the company’s sector, or the market in general has changed or the proprietary process indicates a better opportunity for shorting the equity of another company is available.

Long/Short Mix

The Fund seeks to maintain gross exposure (the market value of the Fund’s long positions plus the market value of the Fund’s short positions) at least at 80% and, under normal circumstances, anticipates exposure will remain fixed at 120% long and 55% short. The adviser rebalances the long/short strategy weekly based on proprietary indicators but may rebalance more frequently to reduce company or industry specific concentration or other risks.

On a day-to-day basis, for investment purposes and to cover its short position, the Fund may hold cash, cash-like instruments, or high-quality short term fixed income securities including U.S Government securities, money market instruments, repurchase agreements, corporate debt securities (e.g., commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality), and/or ETFs that invest in any of the preceding types of instruments.

The Fund’s option strategy seeks to generate monthly income for the Fund in addition to the yield it receives from the long/short strategy. The options strategy utilizes a “put spread” consisting of the sale of Short Puts with a notional value up to 100% of the Fund’s net assets and the purchase of an identical number of Long Puts. The Adviser may actively manage the written and purchased SPX put options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® Index.

The Fund’s options strategy is designed to seek to generate a positive return in rising and flat equity markets and may generate a positive return in equity markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions.

Short Put Options. When the Fund sells a short put option it creates a contract between the option writer (the Fund) and the option buyer (counterparty). The writer of the put option receives an amount (premium) for writing the option. The contract provides the counterparty with the right to sell the underlying asset for a pre-specified price (strike price) by a pre-specified date (expiration date). However, no obligation is created for the counterparty, who is not forced to sell the underlying asset (exercising the option) by the expiration date. If the price of the underlying asset is less than the strike price at the expiration date, the counterparty may exercise their option. If the option is exercised, the buyer will be entitled to receive the difference between the value of the underlying asset and the strike price which results in a loss for the Fund. If the price of the underlying asset is higher than or equal to the strike price at the expiration date, the counterparty (buyer) will not exercise its option. It will expire as worthless, which results in a profit for the writer (Fund) and a corresponding loss for the holder.

Long Put Options. When the Fund purchases a long put option, it creates a contract between option buyer (the Fund) and the option seller (counterparty). The Fund pays an amount (premium) to a counterparty for the right to sell shares of the underlying asset for a pre-specified price (strike price) until a pre-specified date (expiration date). The Fund has no obligation to exercise the put option by the expiration date. In the event the underlying asset depreciates in value below the strike price, the Fund may exercise its put option and will be entitled to receive the difference between the value of the underlying asset and the strike price, minus the initial premium that the Fund paid for the put option. If the underlying asset closes above the strike price at the expiration date, the put option may expire worthless, and the Fund’s loss is limited to the amount of premium it paid for the long put option.

The Board of Trustees may change the Fund’s investment objective or 80% Policy without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Under normal circumstances, at least 80% of the Fund’s net assets(plus borrowings for investment purposes) will be invested in equities. For purposes of the 80% policy, the Fund defines equities as common stock, preferred stock, ETFs that invest primarily in the preceding, options on these ETFs, and options on an equity index. Additionally, for purposes of the 80% policy, the value of derivative instruments shall be valued at their notional value.

Additional Information About the Fund’s Principal Risks

The following section provides additional information regarding certain of the principal risks identified under “Principal Risks” in the Fund’s summary.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Absence of Prior Active Market Risk. While the Fund’s Shares are listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to limit damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to limit any cybersecurity breaches in the future.

Derivatives Risk. Options are a derivative investment. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund’s NAV to the extent not offset by a transaction fee payable by an AP.

Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of a security or instrument. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. financial markets worldwide. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund could lose money over short periods due to pandemics, short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Model Risk. Like all quantitative analysis, the investment model used by the Adviser carries a risk that the model used might be based on one or more incorrect assumptions, including as a result of the Adviser’s incorrect assumptions and determinations with respect to the quality and/or relevance of data and relationship between data as well as model coding errors and cybersecurity breaches. If the model or data is incorrect or incomplete, any decision the Adviser makes in reliance thereon may lead the Fund to include or exclude certain securities in its portfolio that would have otherwise been included or excluded if the model or data was correct or complete. The possibility of an inaccurate or incorrect assessment of data could negatively impact the effectiveness of the model. Rapidly changing and unforeseen market dynamics could lead to a decrease in the short-term effectiveness of the model and could have an adverse effect on the securities selected for the Fund. No assurance can be given that the Fund will be successful under all or any market conditions. The historical relevance of and relationship between data inputs may not persist into the future and the validity of models may be diminished.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premiums) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. When selling an option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price for a put option, or above the strike price for a call option, by an amount equal to or greater than the premium. The Fund’s options also may fail to track the performance of their underlying reference asset, which may limit the effectiveness of the Fund’s strategy. Additionally, the value of the option may be lost if the Adviser fails to exercise such option at or prior to its expiration. The potential loss from written options can exceed the Fund’s initial investment in such options and could be unlimited.

Short Selling Risk. If a security or other instrument sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short security positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. In addition, for purposes of calculating the Fund’s NAV, the value of assets denominated in non-U.S. currencies is converted into U.S. dollars using prevailing market rates on the date of valuation as quoted by one or more data service providers. This conversion may result in a difference between the prices used to calculate the Fund’s NAV, which, in turn, could result in a difference in the Fund’s performance. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Other Risks

The following section provides information regarding certain other non-principal risks of investing in the Fund.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Operations. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Changes in Investment Objective or Policies

The Fund’s Board of Trustees (the “Board”) may change the Fund’s investment objective and/or its 80% policy, both of which are non-fundamental, without shareholder approval upon 60 days’ written notice to shareholders. The Fund’s other investment policies and strategies may be changed by the Board without shareholder approval unless otherwise provided in this prospectus or in the Statement of Additional Information.

Temporary Defensive Investments

The Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating assets to cash, cash equivalent investments or other less volatile instruments — in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Disclosure of Portfolio Holdings

The Fund’s portfolio holdings will be disclosed each day on its website at www.Neosfunds.com. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information (SAI).

Fund Management

Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. As of September 30, 2025, the Adviser has approximately $14.7 billion in assets under management.

The Adviser is responsible for the Fund’s investment operations and its business affairs. Pursuant to a management agreement between the Trust and the Adviser with respect to the Fund (“Management Agreement”) and subject to the general oversight of the Board, the Adviser provides or causes to be furnished all supervisory and other services reasonably necessary for the operation of the Fund, including audit, portfolio accounting, legal, transfer agency, custody, printing costs, certain administrative services (provided pursuant to a separate administration agreement), certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and other non-distribution-related services under what is essentially an all-in fee structure. The Fund may bear other expenses which are not covered under the Management Agreement that may vary and will affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, certain custody expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Adviser is paid a monthly unitary management fee at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.98%. Under the unitary fee arrangement, the Adviser pays all operating expenses incurred by the Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

A discussion regarding the Board of Trustees’ approval of the Management Agreement with respect to the Fund will be available in the Fund’s first shareholder report.

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio: Garrett Paolella (since December 2025), Troy Cates (since December 2025).

Garrett Paolella. Mr. Paolella is a Co-Founder and Managing Partner of the Adviser, with an established background in the asset management industry. Mr. Paolella is also the Chairman of the Trust. Prior to co-founding the Adviser, Mr. Paolella held C-level roles at Harvest Volatility Management, Horizons ETFs Management, and Recon Capital – a firm which he started and later sold to Mirae Asset Global Investments. Prior to those roles, Mr. Paolella was an Executive Director at MKM Partners, a Research, Sales and Trading Firm based in Stamford, CT. Mr. Paolella holds a Bachelor of Science degree in Finance from the Gabelli School of Business at Roger Williams University.

Troy Cates. Mr. Cates is a Co-Founder and Managing Partner of the Adviser with over 25 years of experience in trading and portfolio management. He is the Vice Chairman of the Trust. Prior to co-founding the Adviser, Mr. Cates was Managing Director at Harvest Volatility Management, where he helped manage and trade the firm’s institutional portfolios and ETFs, along with guiding the development of the firm’s exchange-traded products. Before his role at Harvest, Mr. Cates served as Managing Director, Head of Trading, and Portfolio Manager at Horizons ETF Management U.S., Partner and Head of Trading at Recon Capital, Executive Director at MKM Partners, and as a market maker at Spencer Trask. Mr. Cates holds a B.S. in Business Administration from SUNY Albany.

Shareholder Information

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Adviser’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its Shares, the value of the Fund’s portfolio securities may change on days when the Fund shareholder will not be able to purchase or sell his or her Shares.

Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Investors

Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.Neosfunds.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus. For More Information:

Existing Shareholders or Prospective Investors

NEOS Long/Short Equity Income

ETF c/o Foreside Fund Services, LLC

190 Middle Street, Suite 301

Portland, Maine 04101

Dealers

NEOS Long/Short Equity Income

ETF c/o Foreside Fund Services, LLC

190 Middle Street, Suite 301

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

Distributions

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund make every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

Tax Information

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least monthly, substantially all of its net investment income and any net capital gains annually. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Financial Highlights

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Premium/Discount Information

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.Neosfunds.com.

Investment Adviser NEOS Investment Management, LLC 13 Riverside Ave Westport, CT 06880	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

Custodian U.S. Bank, N.A. 1555 N. Rivercenter Drive, Suite 302 Milwaukee, WI 53212	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Distributor Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036

Disclaimers

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Additional Information

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To make shareholder inquiries, for more detailed information on the Fund, or to request the SAI or annual or semi-annual shareholder reports free of charge, please call the Fund at 833-833-1311. Free copies of the Fund’s shareholder reports, Prospectus, and SAI are also available from the Fund’s website at www.neosfunds.com.

Shareholder reports and other information about the Funds will also available, free of charge, on the EDGAR Database on the SEC’s website at www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act file no. 811-23376.